Notes Payable, net (Details) - USD ($)									1 Months Ended									3 Months Ended		12 Months Ended
	Sep. 14, 2020	Sep. 01, 2020	Jul. 02, 2020	Jul. 01, 2020	Feb. 07, 2020	Dec. 11, 2018	Oct. 15, 2017	Jul. 10, 2017	Feb. 01, 2021	Dec. 29, 2020	Oct. 31, 2020	Jul. 28, 2020	Jun. 30, 2020	Jun. 22, 2020	Dec. 30, 2019	Oct. 22, 2019	Dec. 24, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 01, 2020	Nov. 30, 2020	Jun. 24, 2020	Apr. 22, 2020	Nov. 09, 2017
Notes Payable, net (Details) [Line Items]
Amortization of note discounts																		$ 1,234,114	$ 3,234,413	$ 10,570,974	$ 13,274,793
Paid-in-kind interest																		380,860	$ 552,903	4,066,691	5,722,638
Note purchase agreement, description			the closing of the Business Combination, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain funds managed by Magnetar Financial, LLC and other purchasers (together, the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement (the “Private Placement”) $20,721,293 in aggregate principal amount of the Company’s 8.00% Convertible Notes due 2025 (the “PIPE Notes”). Pursuant to the terms of the Note Purchase Agreement, the PIPE Notes may be converted into shares of Common Stock at a conversion price initially equal to $11.50 per share, subject to customary adjustment. Accordingly, the aggregate amount of PIPE Notes issued and sold in the Private Placement is convertible into 1,801,851 shares of Common Stock based on the conversion rate applicable on July 1, 2020. The conversion rate will convert at a conversion price of $11.50 per share. There are also Note Redemption Warrants that may be issued pursuant to the Note Purchase Agreement that will be exercisable for a number of shares of common stock to be determined at the time any such warrant is issued. The exercise price per share of common stock of any warrant will be set at the time such warrant is issued pursuant to the Note Purchase Agreement.The PIPE Notes provide for a conversion price reset such that, if the last reported sale price of the common stock is less than or equal to $6.00 for any ten trading days within any 30 trading day period preceding the maturity date, then the conversion price is adjusted down $6.90 per share.	the closing of the Business Combination, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain funds managed by Magnetar Financial, LLC and other purchasers (together, the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement (the “Private Placement”) $20,721,293 in aggregate principal amount of the Company’s 8.00% Convertible Notes due 2025 (the “PIPE Notes”). Pursuant to the terms of the Note Purchase Agreement, the PIPE Notes may be converted into shares of Common Stock at a conversion price initially equal to $11.50 per share, subject to customary adjustment. Accordingly, the aggregate amount of PIPE Notes issued and sold in the Private Placement is convertible into 1,801,851 shares of Common Stock based on the conversion rate applicable on July 1, 2020. The conversion rate will convert at a conversion price of $11.50 per share based upon the conversion rate applicable on July 1, 2020. There are also Note Redemption Warrants that may be issued pursuant to the Note Purchase Agreement upon redemption of the PIPE Notes that will be exercisable for a number of shares of Common Stock to be determined at the time any such warrant is issued. The exercise price per share of Common Stock of any warrant will be set at the time such warrant is issued pursuant to the Note Purchase Agreement.The PIPE Notes provide for a conversion price reset such that, if the last reported sale price of the Common Stock is less than or equal to $6.00 for any ten trading days within any 30 trading day period preceding the maturity date, then the conversion price is adjusted down $6.90 per share.
Description of notes payable			The maturity date on the remaining balance had been extended one month to November 30, 2020. During the fourth quarter of 2020, the Company paid off the remaining $34,500,000 outstanding balance owed previously using a portion of the proceeds from the November 2020 Public Offering and the Aquarian Mortgage Loan.
Proceeds from business combination			$ 34,500,000
Company debt amount																		102,431,787		98,899,367
Accrued interest amount						$ 24,470,142
Due to related party																		1,922,868		1,723,556	19,333,590
Unamortized deferred financing cost, net of discount						96,076,120
Interest amount																				256,441	353,530
Loss on extinguishment of debt																				(4,282,220)
Borrowing amount																				3,500,000
Borrowing amount															$ 2,999,989
Notes payable amount																		$ 102,431,787		98,899,367	$ 164,922,714
Notes redeemed, description																	Notes redeemed between December 24, 2023 and December 24, 2024 would have been redeemed at 105% of face value. Convertible Notes redeemed after December 24, 2024 would have been redeemed at 102.5% of face value.
PIK interest amount																				$ 1,076,378
Sale of shares (in Shares)										10,813,774
Par value (in Dollars per share)										$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001
Warrant purchase (in Shares)										10,036,925														2,678,571
Common stock purchase price										$ 15,239,653
Exinguishment debt										$ 3,404,244
Redeemable preferred stock description											the Company issued to American Capital Center, LLC (the “Preferred Investor”) an aggregate of 1,800 shares of 7.00% Series A Cumulative Redeemable Preferred Stock (“Series A Preferred Stock”) at $1,000 per share for an aggregate purchase price of $1,800,000. The Company paid the Preferred Investor an origination fee of 2%. The issuance and sale of the Series A Preferred Stock to the Preferred Investor was exempt from registration pursuant to Section 4(a)(2) of the Securities Act. HOFRE used half of the proceeds from the sale of the Series A Preferred Stock to pay down outstanding amounts under its Bridge Loan.
Paycheck protection plan loan [Member]
Notes Payable, net (Details) [Line Items]
PPP Loan amount																										$ 390,400
Notes payable, description																		The PPP Loan had a fixed interest rate of 1%, required the Company to make 18 monthly payments beginning on November 22, 2020, with a maturity date of April 22, 2022, subject to debt forgiveness provisions from the Small Business Association.
Notes payable amount																				$ 390,400
Syndicated Unsecured Term Loan and Preferred Equity Loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate							12.00%																			1.00%
Maturity date, description							The maturity date is February 26, 2021, and the Syndicated Unsecured Term Loan accrues interest at a rate of 12% per annum.
Company debt amount						106,450,000
Due to related party						336,579
Face amount						95,500,000
Loan outstanding amount converted into common stock			$ 170,089
Loan outstanding amount converted into common stock (in Shares)			13,762,039
Syndicated Unsecured Term Loan and Preferred Equity Loan [Member] | IRG [Member]
Notes Payable, net (Details) [Line Items]
Unsecured promissory note							$ 150,000,000
Syndicated Unsecured Term Loan and Preferred Equity Loan [Member] | Subordinated debt agreement [Member]
Notes Payable, net (Details) [Line Items]
Face amount						$ 6,450,000
Convertible PIPE Notes [Member]
Notes Payable, net (Details) [Line Items]
Amortization of note discounts																		$ 446,644		268,758
Principal amount			$ 20,721,293	$ 20,721,293
Notes payable due percentage			8.00%	8.00%
Conversion price per share (in Dollars per share)			$ 11.50	$ 11.50
Amount of beneficial conversion feature												$ 14,166,339
Interest amount																				875,129	$ 1,180,252
Notes payable amount																				$ 8,322,468
Convertible PIPE notes. description																				exchanged $9.0 million of the amount outstanding under the IRG November Note for PIPE Notes in the principal amount of $9.0 million. Gordon Pointe Management, LLC exchanged $500,000 of the principal component of the indebtedness owed to such Purchaser by GPAQ under loan agreements and related promissory notes for PIPE Notes in the principal amount of $500,000. Seven other Purchasers exchanged a total of $4,221,293 in GPAQ founder notes held by such Purchasers for PIPE Notes in the aggregate principal amount of $4,221,293. Consequently, the Company received cash proceeds from the issuance and sale of the PIPE Notes of approximately $7 million.
Constellation EME [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																		6.05%
Mortgage loan									$ 5,100,000
Maturity date, description																						The maturity date is December 31, 2022 and payments are due in 29 monthly installments totaling $11,075,000, with an effective interest rate of 6.1%.
Borrowing amount															$ 9,900,000
Notes payable amount																		$ 8,944,408		$ 9,900,000
Monthly installment, description																				Beginning in August 2020 through December 2020, the monthly installment amount is $55,000, which increases in January 2021 to $450,000 through December 2022.
Debt instrument csutodial amount																				$ 5,318,820
TIF loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																		5.20%
Principal amount																				$ 10,030,000
Description of notes payable																		The maturity date is April 30, 2026 and payments are due in 60 monthly installments totaling $6,185,716, with an effective interest rate of 8.7%.		The term of the TIF requires the Company to make installment payments through July 31, 2048. The current imputed interest rate is 5.2%, which runs through July 31, 2028. The imputed interest rate then increases to 6.6% through July 31, 2038 and finally increases to 7.7% through the remainder of the TIF.
Principal amount																				$ 193,000	183,000
Notes payable amount																		$ 8,000,863		$ 7,987,275	8,125,239
Bridge Loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																				5.00%
Loans assumed													$ 65,000,000
Proceeds from business combination			$ 15,500,000
Additional conversion amount			15,000,000
Land loan with affiliate [Member]
Notes Payable, net (Details) [Line Items]
Accrued interest amount			50,158
Face amount			$ 1,273,888
Promissory notes													$ 1,273,888
Interest rate								1.22%
Increased interest rate								5.00%
Shares exchange (in Shares)			580,000														7,750,000
Other amounts due			$ 4,266,793
Loss on extinguishment of debt			209,160
Notes payable amount																					1,273,888
Naming Rights Securitization Loan [Member]
Notes Payable, net (Details) [Line Items]
Secured loan																											$ 22,800,000
Interest rate per annum																											4.00%
Notes payable amount																				$ 1,707,797	8,669,749
City of Canton Loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																		5.00%
Description of notes payable															The loan accrues interest at a rate of one-half percent (0.5%) per annum. Upon an event of default, the interest rate will increase to five percent (5%) per annum on the outstanding balance at the time of default.
Borrowing amount															$ 3,500,000							$ 3,500,000
Notes payable amount																		$ 3,492,608		3,492,319
New Market/SCF [Member]
Notes Payable, net (Details) [Line Items]
Interest rate															4.00%			4.00%				4.00%
Increased interest rate																						5.00%
Borrowing amount															$ 3,000,000
Notes payable amount																		$ 2,999,989		$ 2,999,989
McKinley Grand Mortgage [Member]
Notes Payable, net (Details) [Line Items]
Notes payable, description																				The $1,900,000 note payable had a maturity date of October 22, 2021. Interest accrued at a rate equal to the greater of (i) 3.75% or (ii) the sum of the LIBOR rate plus 2.75%. The Company was required to make interest payments commencing on November 1, 2019, and on the first day of each successive month until the note was repaid. In September 2020, the Company paid off the full outstanding $1,900,000 principal and interest owed, using proceeds from the MKG Double Tree Loan (defined below).
Interest rate																				10.00%
Maturity date, description																				The maturity date of the CH Capital Note was April 30, 2020 and interest was payable quarterly.
Purchase amount																$ 3,900,000
Notes payable amount																					$ 1,848,213
Default loan amount																				$ 1,807,339
Convertible Notes [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																	10.00%
Notes payable amount																1,900,000
Notes Payable One [Member]
Notes Payable, net (Details) [Line Items]
Notes payable amount																$ 1,807,339
IRG November Note [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																					12.00%
Borrowing amount					$ 30,000,000
Notes payable amount																					$ 11,518,255
Aggregate principal amount																					11,585,792
PIK interest amount																				1,858,744	$ 85,009
Outstanding balance amount.			$ 9,000,000
JKP Capital Loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																		12.00%							12.00%
Face amount																									$ 7,000,000
Notes payable amount																		$ 6,940,284		6,939,944
SCF Subordinate Note [Member]
Notes Payable, net (Details) [Line Items]
Interest rate per annum														5.00%
Borrowing amount														$ 1,000,000
MKG DoubleTree Loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate	1.75%																	5.00%
Mortgage loan	$ 15,300,000
Notes payable amount																		$ 14,945,796		14,856,565
Decrease in prime commercial rate	5.00%
Bank account, description	A bank account has been created with Erie Bank and the balance must be maintained between $1 and $2 million within the account as collateral, which will promptly be refunded to the Company upon complete payment of the MKG DoubleTree Loan on the maturity date. The MKG DoubleTree Loan has certain financial covenants whereby the Company must maintain a minimum tangible net worth of $5,000,000 and minimum liquidity of not less than $2,000,000. These covenants are to be tested annually based upon the financial statements at the end of each fiscal year.
Amount of restricted cash related to the erie construction loan																				199,645
Canton Cooperative Agreement [Member]
Notes Payable, net (Details) [Line Items]
Amortization of note discounts		$ 182,723
Interest rate																		3.85%
Notes payable amount																		$ 2,490,383		2,488,823
Loan amount		$ 2,670,000
MKG PACE Bonds [Member]
Notes Payable, net (Details) [Line Items]
MKG PACE bonds, description		The special assessment payments will be made on January 31st and July 31st over the course of 17 years, commencing on January 31, 2022 with a maturity date of January 31, 2039. For the first eight years, each payment will consist of $188,188 and decrease to $161,567 in 2030.
Aquarian Mortgage Loan [Member]
Notes Payable, net (Details) [Line Items]
Interest rate																		10.00%					10.00%
Notes payable amount																		$ 38,397,396		$ 37,843,697
Mortgage loan																							$ 40,000,000
Series A Cumulative Redeemable Preferred Stock [Member]
Notes Payable, net (Details) [Line Items]
Preferred stock outstanding (in Shares)																		1,800		1,800
Preferred Stock dividend rate																		7.00%		7.00%
Preferred stock authorized (in Shares)																			52,800	52,800
Preferred stock redeemable term																		This preferred stock is required to be redeemed in cash after five years from the date of issuance and is recorded in notes payable, net on the Company’s consolidated balance sheet.